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                     Cadre Institutional Investors Trust
                              905 Marconi Avenue
                          Ronkonkoma, New York 11779
                                (516) 467-0200





                                March 5, 1999





Via Electronic Transmission
---------------------------


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


            Re: Cadre Institutional Trust -- Registration Statement on Form N-1A (1933 Act File No. 33-94206; 1940 Act File No. 811-9064)




Ladies and Gentlemen:


          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive forms of prospectuses and statement of additional information dated March 1, 1999, that would have been filed under paragraph (b) or (c) of Rule 497 do not differ from those contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 6 on March 1, 1999.


                                           Sincerely,


                                           CADRE INSTITUTIONAL INVESTORS TRUST


                                           By: /s/ Anne G. Gill
                                               -------------------------------
                                               Title: Secretary